Convertible Notes Payable - Summary of Notes by Maturity Dates (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal		$ 4.5
Unamortized discount		(2.5)
Carrying value		$ 2.0
December 4, 2018 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 04, 2018	Dec. 04, 2018
Interest rate		8.00%
Conversion price		$ 1,225
Principal		$ 1.7
Carrying value		$ 1.7
March 1, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2019	Mar. 01, 2019
Interest rate		8.00%
Conversion price		$ 1,225
Principal		$ 0.6
Unamortized discount		(0.5)
Carrying value		$ 0.1
March 21, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2019	Mar. 21, 2019
Interest rate		8.00%
Conversion price		$ 1,225
Principal		$ 0.4
Unamortized discount		(0.2)
Carrying value		$ 0.2
December 4, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 04, 2019	Dec. 04, 2019
Interest rate		8.00%
Conversion price		$ 1,225
Principal		$ 0.9
Unamortized discount		$ (0.9)
March 1, 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2020	Mar. 01, 2020
Interest rate		8.00%
Conversion price		$ 1,225
Principal		$ 0.8
Unamortized discount		$ (0.8)
March 21, 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2020	Mar. 21, 2020
Interest rate		8.00%
Conversion price		$ 1,225
Principal		$ 0.1
Unamortized discount		$ (0.1)